INCOME TAXES (Tables)	3 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Schedule of income taxes benefit

	For the Three Months Ended June 30,
(In thousands)	2023	2022

Current:
Federal	$(3)	$-
State and local	-	-
Foreign	-	-
Total current	(3)	-

Deferred:
Federal	-	-
State and local	-	-
Foreign	148	2,552
Total deferred	148	2,552
Benefit from income taxes	$145	$2,552

Schedule of reconciliation income tax rates

	Three Months Ended June 30,
	2023	2022
(Loss) income on ordinary activities before tax	$(605)	$34
Statutory U.S. income tax rate	21.0%	21.0%
Income tax benefit (expense) at statutory income tax rate	127	(7)
Share-based compensation expense recognized for financial statement purposes	(142)	-
Other losses recognized	-	7
Utilization of losses not previously benefitted	12	-
Income tax (expense)	$(3)	$-

Schedule of effective income tax rates

	Three Months Ended June 30,
	2023	2022
Loss on ordinary activities before tax	$1,576	$1,743
Statutory U.K. income tax rate	25.0%	19.0%
Loss at statutory income tax rate	394	331

Change from increase in deferred income tax rate	-	105
Recognition of deferred tax assets	-	-
Foreign currency effect	(246)	2,116
Income tax benefit	$148	$2,552

Schedule of reconciliation of financial statement loss to tax basis loss

	Three Months Ended
	June 30, 2023				June 30, 2022
	United States	BVI	United Kingdom	Total	United States	BVI	Foreign	Total

Pre-tax loss	$(609)	$(3,886)	$(1,576)	$(6,071)	$34	$(2,468)	$(1,743)	$(4,177)
Share-based compensation expense for financial statement purposes for which no benefit was taken	683	-	-	683	-	-	-	-
Losses not subject to tax	-	3,886	-	3,886	-	2,468	-	2,468
Utilization of losses not previously benefitted	(59)	-	-	(59)	(34)	-	-	(34)
Taxable income (loss)	$15	$-	$(1,576)	$(1,561)	$-	$-	$(1,743)	$(1,743)

Schedule of deferred tax assets and liabilities

	As of June 30,	As of March 31,
	2023	2023
Deferred tax assets:
Net operating loss	$(4,594)	$(4,131)
Deferred tax asset (unrecognized)	1,500	1,500
Deferred tax asset	(3,094)	(2,631)

Deferred tax liabilities:
In-process research and development	13,510	13,195
Deferred tax liability	13,510	13,195

Net deferred tax liability	$10,416	$10,564